INCOME TAX EXPENSE (Tables)	3 Months Ended
Mar. 31, 2020
INCOME TAX EXPENSE
Schedule of current and deferred portions of income tax expense included in the Consolidated Statements of Comprehensive Loss

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Continuing operations:
– Current income tax (expense)/credit	(831)	(2,751)	876	(326)
– Deferred income tax credit	620	1,107	1,678	—
	(211)	(1,644)	2,554	(326)
Discontinued operations:
– Current income tax expense	(359)	(12,941)	(2,992)	—
Total income tax expense	(570)	(14,585)	(438)	(326)

Schedule of Reconciliation of the differences between the statutory EIT rate applicable to losses of the consolidated entities and the income tax expenses

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2020	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Loss before tax from continuing operations	(1,272,210)	(1,352,748)	(1,360,463)	(2,040,999)
Loss before tax from discontinued operations	(1,478,615)	(173,583)	(659,458)	(455,177)
Loss before tax	(2,750,825)	(1,526,331)	(2,019,921)	(2,496,176)
Income tax computed at PRC statutory tax rate	(687,706)	(381,583)	(504,980)	(624,044)
Effect of different tax rate	6,709	(21,369)	42,085	16,601
Non-deductible expense	241,114	93,925	180,699	167,020
Change of valuation allowance	439,313	294,442	281,758	440,097
	(570)	(14,585)	(438)	(326)

Schedule of significant components of the deferred tax assets and liabilities

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Deferred tax assets
Net accumulated losses-carry forward	636,440	780,265	803,540
Deductible advertising expense	540,627	617,918	543,471
Provision for credit losses	—	67,843	488,629
Accruals	68,271	67,067	138,468
Allowance	6,915	918	-
Less: valuation allowance	(1,252,253)	(1,534,011)	(1,974,108)
Net deferred tax assets	—	—	—

	December 31,	December 31,	March 31,
	2018	2019	2020
	RMB	RMB	RMB
			(Unaudited)
Deferred tax liabilities
Intangible assets arisen from business combinations	4,759	3,081	—
Reclassified to liabilities held for sale	—	(3,081)	—
Net deferred tax liabilities	4,759	—	—

Schedule of movement of valuation allowance

				For the three
				months ended
	For the year ended December 31,			March 31,
	2017	2018	2019	2020
	RMB	RMB	RMB	RMB
				(Unaudited)
Balance at beginning of the period	(518,498)	(957,811)	(1,252,253)	(1,534,011)
Changes of valuation allowance	(439,313)	(294,442)	(281,758)	(440,097)
Balance at end of the period	(957,811)	(1,252,253)	(1,534,011)	(1,974,108)